Concentration of Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2012 Medical Business Service Incorporated	Dec. 31, 2011 Medical Business Service Incorporated	Dec. 31, 2013 Medical Business Service Incorporated Maximum Rental Income Scenario, Forecast [Member]	Dec. 31, 2012 Devry Incorporated	Dec. 31, 2011 Devry Incorporated	Dec. 31, 2013 Devry Incorporated Maximum Rental Income Scenario, Forecast [Member]
Counterparty Credit Concentration Risk [Line Items]
Number of tenants that account more than 10% of rental revenue	2	2
Percentage of Rental income from operating leases			11.30%	19.60%		4.20%	10.20%
Estimated Percentage of Rental income from operating leases					5.00%			5.00%